Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Line Items]
Percentage of total capital exposure to operators of dwellings other than apartment buildings	31.70%
Mortgage servicing rights	$ 205,000	$ 193,000
Held-to-maturity securities	0	0
Net unamortized origination fees	$ 152,000	234,000
Usual period of lines of credit for commercial, financial and agricultural lending	5 years
Other real estate owned	$ 617,000	232,000
Non-accrual loan status period	90 days
Loans consideration write off period in default	120 days
Mortgage banking and servicing for FHLB	$ 21,841,000	20,960,000
Investment in low-income housing limited partnership	$ 3,368,000	3,847,000
Average historical loss period	10 years
Income tax credits	$ 569,000
Income tax credits and adjustments period	10 years
Accrued benefit liability	$ 887,000	858,000
Other postretirement benefit	29,000	66,000	$ 54,000
Advertising expense	222,000	169,000	207,000
Share-based compensation expense	$ 57,000	47,000	30,000
Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, description	shorter of the assets' useful life or the related lease term
Minimum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	3 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	25 years
Maximum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	10 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	50 years
Investment in Federal Home Loan Bank Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Securities impairment charge		$ 0	$ 0	$ 0
Residential Portfolio Segment [Member] | Mortgage Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	80.00%
Residential Portfolio Segment [Member] | Home Equity Lines of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	90.00%
Residential Portfolio Segment [Member] | Home Equity Lines of Credit [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	20 years
Residential Portfolio Segment [Member] | Home Equity Installments [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	80.00%
Residential Portfolio Segment [Member] | Home Equity Installments [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	15 years